TRADE AND OTHER RECEIVABLES - Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other receivables:
Institutions	$ 591	$ 181
Advances to suppliers	236	187
Employees	114	91
Prepaid expenses	411	556
Miscellaneous	52	3
Other receivables	$ 1,404	$ 1,018